Basic and diluted net income / (loss) per share	12 Months Ended
Dec. 31, 2017
Basic and diluted net income/ (loss) per share [Abstract]
Basic and diluted net (loss) / income per share
19.	Basic and diluted net income/ (loss) per share

Basic and diluted net income/ (loss) per share for the years ended December 31, 2015, 2016 and 2017 are calculated as follows:

(Amounts expressed in thousands of United States
dollars (“USD”), except for number of shares and per	Years ended December 31,
share data)	2015	2016	2017
Numerator:
Net loss from continuing operations	(18,567)	(30,806)	(44,216)
Net income from discontinued operations	4,101	6,623	6,407
Net loss	(14,466)	(24,183)	(37,809)
Less: Net income/(loss) attributable to the non-controlling interest	(1,299)	(72)	13
Net loss attributable to Xunlei Limited	(13,167)	(24,111)	(37,822)
Net loss attributable to Xunlei Limited’s common shareholders	(13,167)	(24,111)	(37,822)
Numerator of basic net loss per share from continuing operations	(17,268)	(30,734)	(44,229)
Numerator of basic net income per share from discontinued operations	4,101	6,623	6,407
Numerator for diluted loss per share from continuing operations	(17,268)	(30,734)	(44,229)
Numerator for diluted income per share from discontinued operations	4,101	6,623	6,407
Denominator:
Denominator for basic net loss per share-weighted average shares outstanding	335,987,595	334,155,668	331,731,963
Denominator for diluted net loss per share	335,987,595	334,155,668	331,731,963
Basic net loss per share from continuing operations	(0.0514)	(0.0919)	(0.1333)
Basic net income per share from discontinued operations	0.0122	0.0198	0.0193
Diluted net loss per share from continuing operations	(0.0514)	(0.0919)	(0.1333)
Diluted net income per share from discontinued operations	0.0122	0.0198	0.0193

The following common shares equivalents were excluded from the computation of diluted net income per common share for the periods presented because including them would have had an anti-dilutive effect:

	Years ended December 31,
	2015	2016	2017
Share options and restricted shares —weighted average	1,673,342	2,902,950	5,621,418